INTANGIBLE ASSETS INCLUDING GOODWILL - Intangible Assets Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Impairment of intangible assets	$ 0.0	$ 0.0
Net carrying amount of intangible assets increased	(24.0)
Amortization of intangible assets	37.0	$ 29.0	$ 29.0
Retirement of fully amortized intangible assets	$ 7.0